Summary of Significant Accounting Policies (Details Narrative)		1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 12, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) Segment shares	Dec. 31, 2023 USD ($)
Product Information [Line Items]
Number of operating segment | Segment		1
Number of reportable segment | Segment		1
Willow Lane Acquisition Corp [Member]
Product Information [Line Items]
Cash		$ 561,174		$ 1,368,608	$ 561,174	$ 1,368,608
Cash equivalents		0		0	0	0
Assets held in Trust Account		131,283,264		127,163,421	131,283,264	127,163,421
Federal deposit insurance corporation coverage limit amount		250,000		250,000	250,000	250,000
Unrecognizedt tax benefits		0		0	0	0
Accrued for interest and penalties		$ 0		$ 0	$ 0	$ 0
Public warrants, shares | shares		11,470,722		11,470,722	11,470,722	11,470,722
Shares purchase			$ 25,000	$ 25,000
Willow Lane Acquisition Corp [Member] | IPO [Member]
Product Information [Line Items]
Public warrants, shares | shares		6,325,000		6,325,000	6,325,000	6,325,000
Shares purchase	$ 126,500,000
Willow Lane Acquisition Corp [Member] | Private Placement [Member]
Product Information [Line Items]
Sale of private placement warrants, share | shares				5,145,722	5,145,722
Willow Lane Acquisition Corp [Member] | Initial Public Offering and Private Placement [Member]
Product Information [Line Items]
Shares purchase				$ 9,362,389	$ 11,470,722
Boost Run Holdings LLC [Member]
Product Information [Line Items]
Cash		$ 3,608,000		335,000	3,608,000	$ 335,000	$ 66,000
Shares purchase					2,992,000
Number of operating segment | Segment						1
Deferred transaction costs		$ 826,000			$ 826,000
Boost Run Holdings LLC [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration risk, percentage						94.00%	94.00%
Boost Run Holdings LLC [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage						94.00%	94.00%